Note 1 - The Company and Description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
Note 1 –	The Company and Description of Business

Windtree Therapeutics, Inc. (referred to as “we,” “us,” or the “Company”) is a biotechnology and medical device company focused on developing drug product candidates and medical device technologies to address acute cardiovascular and pulmonary diseases. Through
2018,
we focused on the development of our proprietary
KL4
surfactant technology and aerosol delivery system (ADS) technology for the treatment and/or prevention of respiratory distress syndrome (RDS) in premature infants. In
December
2018,
we entered into an Agreement and Plan of Merger (the CVie Acquisition) with CVie Investments Limited (CVie Investments), an exempted company with limited liability incorporated under the laws of the Cayman Islands. We have operated CVie Investments, and its wholly-owned subsidiary, CVie Therapeutics Limited (CVie Therapeutics), a Taiwan corporation organized under the laws of the Republic of China, as a business division (these entities may
be collectively referred to herein as CVie) focused on development of drug product candidates for cardiovascular diseases, including acute heart failure and hypertension and associated organ dysfunction.

Our
four
lead development programs are (
1
) istaroxime for treatment of (a) acute heart failure (AHF) and (b) early cardiogenic shock, (
2
) AEROSURF® (lucinactant for inhalation) for non-invasive delivery of our lyophilized
KL4
surfactant to treat RDS in premature infants, (
3
) lyophilized
KL4
surfactant intratracheal suspension for RDS, and (
4
) rostafuroxin for genetically associated hypertension. We are currently preparing for a study assessing the utility of istaroxime in early cardiogenic shock, as well as phase
2
clinical studies of istaroxime in acute heart failure and AEROSURF in RDS potentially to transition thereafter to phase
3.
  We also continue with our preclinical activities for follow-on oral and intravenous SERCA
2a
heart failure compounds; however, we have slowed the pace of these activities while we seek the additional capital required to support our development activities and operations.
See
, “Note
3
– Liquidity Risks and Management’s Plans.”

The reader is referred to, and encouraged to read in its entirety, Item
1
– Business in our Annual Report on Form
10
-K for the year ended
December 31, 2018
that we filed with the Securities and Exchange Commission (SEC) on
April 16, 2019,
as amended by the Form
10
-K/A that we filed with the SEC on
April 23, 2019 (
collectively,
2018
Form
10
-K), and our Quarterly Reports on Form
10
-Q filed thereafter, which contain discussions of our business and business plans, as well as information concerning our proprietary technologies and our current and planned development programs.

Note 1 –	The Company and Description of Business

Windtree Therapeutics, Inc. (referred to as “we,” “us,” or the “Company”) is a biotechnology and medical device company focused on developing drug product candidates and medical device technologies to address acute pulmonary and cardiovascular diseases. Historically, our focus has been on the development of our proprietary
KL4
surfactant technology and aerosol delivery system (ADS) technology for the treatment and or prevention of respiratory distress syndrome (RDS) in premature infants. Following our merger with CVie Investments Limited in
December 2018 (
see
, Note
3
– Business Combination), we are also focusing on therapies for acute heart failure and hypertension and associated organ dysfunction.

Our
four
lead development programs are (
1
) istaroxime for treatment of acute decompensated heart failure (ADHF), (
2
) AEROSURF® (lucinactant for inhalation) for non-invasive delivery of our lyophilized
KL4
surfactant to treat RDS in premature infants, (
3
) lyophilized
KL4
surfactant intratracheal suspension for RDS, and (
4
) rostafuroxin for genetically associated hypertension.

Heart failure is a chronic, progressive disease resulting from structural or functional cardiac abnormalities and is characterized by inadequate pumping function of the heart that results in fluid accumulation manifesting as pulmonary congestion, peripheral edema and congestion in other parts of the body. Insufficient cardiac output can result in inadequate peripheral perfusion that increases the risk of other organ dysfunction such as renal failure. Heart failure commonly but episodically worsens to a point of decompensation, a condition called ADHF. We are developing istaroxime for the treatment of ADHF. Istaroxime has a dual mechanism of action referred to as luso-inotropic, that may
result in improvement in cardiac function to reduce congestion and edema and preserve other organ function while avoiding the side effects associated with other classes of heart failure therapies.  Istaroxime has been evaluated in two
phase
2
clinical trials, the results of which suggest that istaroxime may
improve cardiovascular physiology as assessed by parameters of pump function, decreases in pulmonary capillary wedge pressure, decreases in heart rate, increases in blood pressure without adverse events such as arrhythmias, cardiac damage (as indicated by elevated troponin values) or adverse impact on kidney function. Based on preclinical and clinical studies performed to date, we believe that istaroxime, if approved, could potentially improve patients’ heart failure symptoms and reduce complications and the length of hospital stays when compared to current therapeutic regimens for ADHF. In
2019,
we plan to work with heart failure experts to review the program and engage with the FDA and regulators in the EU to determine next steps in clinical development for this potential novel therapy for ADHF.

AEROSURF (lucinactant for inhalation) is an investigational combination drug/device product that we are developing to improve the management of RDS in premature infants who may
not
have fully developed natural lung surfactant and
may
require surfactant therapy to sustain life.  Surfactants in the US are animal-derived and must be administered using endotracheal intubation, frequently with mechanical ventilation, invasive procedures that may
result in serious respiratory conditions and other complications.  AEROSURF is designed to deliver aerosolized
KL4
surfactant noninvasively using our proprietary aerosol delivery systems (ADS) technology, without invasive procedures.  In
2017,
we completed a phase
2b
clinical trial, which based on the planned top-line results, did not
meet the primary endpoint of reduction in nCPAP failure at
72
 hours, due in large part, we believe, to an unexpected rate of treatment interruptions, which occurred in about
24%
of active enrollments, predominantly in the
50
-minute dose group. We believe the interruptions were primarily related to certain of the prototype phase
2
ADS with specific lots of disposable cartridge filters that had a higher tendency to clog.  After excluding patients in the
50
-minute dose group whose dose was interrupted, in accordance with the predesignated statistical plan, we observed a meaningful treatment effect in line with our desired targeted outcome. The overall data suggest that the safety and tolerability profile of AEROSURF was generally comparable to the control group. Reported adverse events and serious adverse events were those that are common and expected among premature infants with RDS and comparable to the control group. As a result of these events, in
2019,
we are planning to initiate an additional AEROSURF clinical bridging study that is designed, among other things, to clinically evaluate the design and performance of our new phase
3
ADS.  This trial will
not
be powered to establish statistical significance but will generate additional higher dose treatment data to augment the higher dose data obtained in the phase
2b
clinical trial.  We believe that AEROSURF, if approved, has the potential to reduce the number of premature infants who are subjected to invasive surfactant administration, and potentially provide transformative clinical and pharmacoeconomic benefits.  The FDA has granted Fast Track designation for our
KL4
surfactant (including AEROSURF) to treat RDS.

We are also assessing potential development pathways to secure marketing approval for lyophilized
KL4
surfactant as an intratracheal instillate for the treatment and/or prevention of RDS. Lyophilized
KL4
surfactant is the drug product component of AEROSURF and a lyophilized dosage form of a liquid
KL4
surfactant that was approved by the FDA in
2012
(SURFAXIN®). We previously discussed with the FDA a potential approach and plan potentially to re-engage with the FDA in the second
half of
2019.
If we can define an acceptable development plan that is achievable from a cost, timing and resource perspective, we may
seek approval to treat premature infants who, because they are unable to breathe on their own or other reason, are not
candidates for AEROSURF.

We also believe that our lyophilized
KL4
surfactant
may
potentially support a product pipeline to address a broad range of serious respiratory conditions in children and adults. We are pursuing a number of early exploratory research efforts to identify potential product candidates, including a collaboration with Eleison Pharmaceuticals, Inc., a specialty pharmaceutical company developing life-saving therapeutics for rare cancers, to assess the feasibility of using our ADS potentially to deliver Eleison’s inhaled lipid cisplatin (ILC), and with support from the National Institutes of Health (NIH), to address respiratory conditions.

Our
fourth
product candidate is rostafuroxin for the treatment of genetically associated hypertension. Rostafuroxin targets resistant hypertensive patients with a specific genetic profile, which is found in approximately
20%
–
25%
of the adult hypertensive population. We believe that rostafuroxin may
reduce or normalize blood pressure in this genetically identified subset of patients and may
reduce the risk of hypertension-related sequelae beyond the level normally associated with the absolute reduction of blood pressure, per se, because the molecular mechanism blocked by rostafuroxin may
also be involved in organ damage. CVie Therapeutics completed three
clinical trials assessing rostafuroxin, including a phase
2b
clinical trial which was conducted in
two
parts,
one
in Caucasian patients in Italy and
one
in Chinese patients in Taiwan. While the blood pressure reduction in Caucasians was notable, there was no
blood pressure response in Chinese patients. We are analyzing the results of these studies potentially to understand the reasons for the limited response in Chinese patients. In
2019,
we plan to focus on finalizing the drug formulation and defining drug product analytical methods. We then to engage in business development activities potentially to out-license rostafuroxin to a larger company that has interest in and/or operates in the very large and broad antihypertension market.

The reader is referred to, and encouraged to read in its entirety, “Item
1
– Business – Company Overview” in this Annual Report on Form
10
-K, which contains a discussion of our business and business plans, as well as information concerning our proprietary technologies and our current and planned development programs.